Operating Results of Discontinued Operations (Detail) In Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 JPY (¥)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2009 OPU business JPY (¥)	Mar. 31, 2009 OPU business Discontinued operations JPY (¥)	Mar. 31, 2010 SME business JPY (¥)	Mar. 31, 2009 SME business JPY (¥)	Mar. 31, 2010 SME business Discontinued operations JPY (¥)	Mar. 31, 2009 SME business Discontinued operations JPY (¥)	Mar. 31, 2011 Discontinued operations Specialty Lens Unit Business USD ($)	Mar. 31, 2011 Discontinued operations Specialty Lens Unit Business JPY (¥)	Mar. 31, 2010 Discontinued operations Specialty Lens Unit Business JPY (¥)	Mar. 31, 2011 Specialty Lens Unit Business USD ($)	Mar. 31, 2011 Specialty Lens Unit Business JPY (¥)	Mar. 31, 2010 Specialty Lens Unit Business JPY (¥)	Mar. 31, 2010 Discontinued operations JPY (¥)	Mar. 31, 2009 Discontinued operations JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 2,087,264	¥ 173,556,000	$ 2,148,635	¥ 178,659,000	$ 2,015,021	¥ 167,549,000	$ 2,029,657	¥ 168,766,000	$ 8,280,577	¥ 688,530,000	¥ 586,029,000	¥ 610,803,000		¥ 7,681,000			¥ 604,000	¥ 2,655,000	$ 61,575	¥ 5,120,000	¥ 1,430,000				¥ 2,034,000	¥ 10,336,000
Loss on discontinued operations before income taxes											(2,228,000)	(5,218,000)	(4,977,000)		(2,047,000)	(241,000)						(54,973)	(4,571,000)	(181,000)
Income taxes											771,000	1,706,000	1,695,000		760,000	11,000						12,808	1,065,000	11,000
Loss on discontinued operations									$ (42,165)	¥ (3,506,000)	¥ (1,457,000)	¥ (3,512,000)	¥ (3,282,000)		¥ (1,287,000)	¥ (230,000)						$ (42,165)	¥ (3,506,000)	¥ (170,000)